Annual Total Returns[BarChart] - PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund - PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	7.85%	4.77%	(2.32%)	5.33%	2.59%	(0.20%)	4.54%	1.11%	7.03%	4.96%